Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Indefinite lived intangible assets - Trade names, trademarks and distribution rights	$ 138,599	$ 144,683
Finite lived intangible assets:
Accumulated amortization	(17,140)	(11,111)
Finite lived intangible assets, net	65,244	74,818
Intangible assets, net	203,843	219,501
Customer Relationships
Finite lived intangible assets:
Finite lived intangible assets	80,865	84,410
Customer Relationships | Minimum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Customer Relationships | Maximum
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	15 years
Trade Names
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	1,150	1,150
Noncompete Agreements
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 369	$ 369